CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Jun. 01, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015	Apr. 01, 2015	Oct. 01, 2014
Portland Natural Gas Transmission System
Acquisitions
Interest acquired (as a percent)	61.71%
Portland Natural Gas Transmission System | Transaction between entities under common control | Former parent, TransCanada subsidiaries
Acquisitions
Interest acquired (as a percent)		30.00%	49.90%	49.90%
GTN | Transaction between entities under common control | Former parent, TransCanada subsidiaries
Acquisitions
Interest acquired (as a percent)					30.00%
Bison | Transaction between entities under common control | Former parent, TransCanada subsidiaries
Acquisitions
Interest acquired (as a percent)		30.00%			30.00%	30.00%